SCHEDULE OF PURCHASE COMMITMENT (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
2026	¥ 31,871
2027 and thereafter	¥ 288